SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowance for accounts receivable, beginning balance	$ (14,979)	$ (14,067)
Current period provision for expected credit losses	(895)	(87)	$ (150)
Foreign currency exchange adjustments	307	(825)
Allowance for accounts receivable, ending balance	$ (15,567)	$ (14,979)	$ (14,067)